CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Tailwind Acquisition Corp [Member]	Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Tailwind Acquisition Corp [Member]	Accumulated Deficit	Accumulated Deficit Tailwind Acquisition Corp [Member]	Class A Common stock [Member] Common Stock Tailwind Acquisition Corp [Member]	Class B Common Stock [Member] Common Stock Tailwind Acquisition Corp [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock	Series C Preferred Stock [Member] Additional Paid-in Capital
Balance at the beginning at May. 28, 2020		$ 0				$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 28, 2020									0	0
Issuance of stock		25,000				24,137				$ 863
Issuance of stock (in shares)										8,625,000
Cash proceeds received in excess of fair value of Private Placement Warrants		2,328,000				2,328,000
Accretion to common stock subject to redemption amount		(30,832,371)				$ (2,352,137)		(28,480,234)
Forfeiture of Founder Shares								27		$ (27)
Forfeiture of Founder Shares (in shares)										(269,607)
Net income (loss)		(17,900,526)						(17,900,526)
Balance at the ending at Dec. 31, 2020	$ 12,879,913	(46,379,897)	$ 3,923	$ 994	$ 50,554,228		$ (37,679,232)	(46,380,733)		$ 836
Balance at the ending (in shares) at Dec. 31, 2020			39,226,351	9,949,051						8,355,393
Net income (loss)		7,282,560						7,282,560
Balance at the ending at Mar. 31, 2021		(39,097,337)						(39,098,173)		$ 836
Balance at the ending (in shares) at Mar. 31, 2021										8,355,393
Balance at the beginning at Dec. 31, 2020	12,879,913	(46,379,897)	$ 3,923	$ 994	50,554,228		(37,679,232)	(46,380,733)		$ 836
Balance at the beginning (in shares) at Dec. 31, 2020			39,226,351	9,949,051						8,355,393
Net income (loss)		17,044,620
Balance at the ending at Sep. 30, 2021		(29,335,277)						(29,336,113)		$ 836
Balance at the ending (in shares) at Sep. 30, 2021										8,355,393
Balance at the beginning at Dec. 31, 2020	12,879,913	(46,379,897)	$ 3,923	$ 994	50,554,228		(37,679,232)	(46,380,733)		$ 836
Balance at the beginning (in shares) at Dec. 31, 2020			39,226,351	9,949,051						8,355,393
Issuance of stock											$ 5,642,970	$ 113	$ 5,642,857
Issuance of stock (in shares)												1,128,594
Issuance of common stock – options exercised	7,800			$ 5	7,795
Issuance of common stock – options exercised (in shares)				50,000
Share based compensation	441,367				441,367
Net income (loss)	(9,383,975)	17,789,488					(9,383,975)	17,789,488
Balance at the ending at Dec. 31, 2021	9,588,075	(28,590,409)	$ 4,036	$ 999	56,646,247		(47,063,207)	(28,591,245)		$ 836
Balance at the ending (in shares) at Dec. 31, 2021			40,354,945	9,999,051						8,355,393
Balance at the beginning at Mar. 31, 2021		(39,097,337)						(39,098,173)		$ 836
Balance at the beginning (in shares) at Mar. 31, 2021										8,355,393
Net income (loss)		(10,205,519)						(10,205,519)
Balance at the ending at Jun. 30, 2021		(49,302,856)						(49,303,692)		$ 836
Balance at the ending (in shares) at Jun. 30, 2021										8,355,393
Net income (loss)		19,967,579						19,967,579
Balance at the ending at Sep. 30, 2021		(29,335,277)						(29,336,113)		$ 836
Balance at the ending (in shares) at Sep. 30, 2021										8,355,393
Balance at the beginning at Dec. 31, 2021	9,588,075	(28,590,409)	$ 4,036	$ 999	56,646,247		(47,063,207)	(28,591,245)		$ 836
Balance at the beginning (in shares) at Dec. 31, 2021			40,354,945	9,999,051						8,355,393
Net income (loss)		9,161,468						9,161,468
Balance at the ending at Mar. 31, 2022		(19,428,941)						(19,429,777)		$ 836
Balance at the ending (in shares) at Mar. 31, 2022										8,355,393
Balance at the beginning at Dec. 31, 2021	9,588,075	(28,590,409)	$ 4,036	$ 999	56,646,247		(47,063,207)	(28,591,245)		$ 836
Balance at the beginning (in shares) at Dec. 31, 2021			40,354,945	9,999,051						8,355,393
Net income (loss)		11,452,684
Balance at the ending at Sep. 30, 2022		(18,688,595)						(18,689,431)		$ 836
Balance at the ending (in shares) at Sep. 30, 2022										8,355,393
Balance at the beginning at Dec. 31, 2021	9,588,075	(28,590,409)	$ 4,036	$ 999	56,646,247		(47,063,207)	(28,591,245)		$ 836
Balance at the beginning (in shares) at Dec. 31, 2021			40,354,945	9,999,051						8,355,393
Issuance of stock											$ 188,890	$ 4	$ 188,886
Issuance of stock (in shares)												37,778
Issuance of common stock – options exercised	147,557			$ 78	147,479
Issuance of common stock – options exercised (in shares)				783,040
Share based compensation	2,362,340				2,362,340
Net income (loss)	(14,129,101)						(14,129,101)
Balance at the ending at Dec. 31, 2022	$ (1,842,239)		$ 4,040	$ 1,077	$ 59,344,952		$ (61,192,308)
Balance at the ending (in shares) at Dec. 31, 2022			40,392,723	10,782,091
Balance at the beginning at Mar. 31, 2022		(19,428,941)						(19,429,777)		$ 836
Balance at the beginning (in shares) at Mar. 31, 2022										8,355,393
Accretion to common stock subject to redemption amount		(440,203)						(440,203)
Net income (loss)		1,852,212						1,852,212
Balance at the ending at Jun. 30, 2022		(18,016,932)						(18,017,768)		$ 836
Balance at the ending (in shares) at Jun. 30, 2022										8,355,393
Accretion to common stock subject to redemption amount		(1,110,667)						(1,110,667)
Net income (loss)		439,004						439,004
Balance at the ending at Sep. 30, 2022		$ (18,688,595)						$ (18,689,431)		$ 836
Balance at the ending (in shares) at Sep. 30, 2022										8,355,393